UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07080

Name of Fund: BlackRock MuniYield Michigan Insured Fund, Inc. (MIY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock MuniYield Michigan
Insured Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011,
Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2009

Date of reporting period: 08/01/2008 – 10/31/2008

Item 1 – Schedule of Investments

	BlackRock MuniYield Michigan Insured Fund, Inc.
	Schedule of Investments October 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value

Michigan - 147.3%	Adrian, Michigan, City School District, GO, 5%, 5/01/14 (a)(b)	$ 3,600	$ 3,863,772

	Birmingham, Michigan, City School District, School Building and Site, GO, 5%,
	11/01/33 (a)	1,000	911,040

	Central Montcalm, Michigan, Public Schools, GO, 5.90%, 5/01/09 (b)(c)	1,000	1,021,190

	Delta County, Michigan, Economic Development Corporation, Environmental
	Improvement Revenue Refunding Bonds (Mead Westvaco-Escanaba), AMT,
	Series B, 6.45%, 4/15/12 (b)	1,500	1,651,800

	Detroit, Michigan, City School District, GO (School Building and Site
	Improvement), Refunding, Series A, 5%, 5/01/21 (a)	3,000	2,933,760

	Detroit, Michigan, City School District, GO (School Building and Site
	Improvement), Series A, 5.375%, 5/01/13 (b)(d)	2,300	2,471,189

	Detroit, Michigan, City School District, GO (School Building and Site
	Improvement), Series B, 5%, 5/01/28 (d)	3,100	2,870,600

	Detroit, Michigan, Water Supply System Revenue Bonds, Second Lien,
	Series B, 5%, 7/01/13 (b)(c)	1,550	1,660,949

	Detroit, Michigan, Water Supply System Revenue Bonds, Second Lien,
	Series B, 5%, 7/01/34 (c)	2,420	2,068,398

	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien,
	Series A, 5.875%, 1/01/10 (b)(d)	1,250	1,313,425

	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien,
	Series A, 5.75%, 7/01/11 (b)	7,250	7,816,152

	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien,
	Series A, 5%, 7/01/13 (a)(b)	3,750	4,018,425

	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien,
	Series A, 5%, 7/01/25 (c)	4,000	3,770,760

	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien,
	Series A, 5%, 7/01/34 (c)	6,900	5,897,499

	Detroit, Michigan, Water Supply System Revenue Bonds, Series B, 5.25%,
	7/01/13 (b)(c)	11,790	12,760,317

	Detroit, Michigan, Water Supply System, Revenue Refunding Bonds, 6.25%,
	7/01/12 (d)(e)	1,180	1,253,644

	Detroit, Michigan, Water Supply System, Revenue Refunding Bonds, Second
	Lien, Series C, 5%, 7/01/29 (a)	10,570	9,605,805

	Dickinson County, Michigan, Economic Development Corporation,
	Environmental Improvement Revenue Refunding Bonds (International Paper
	Company Project), Series A, 5.75%, 6/01/16	3,900	3,436,212

	Dickinson County, Michigan, Healthcare System, Hospital Revenue Refunding
	Bonds, 5.80%, 11/01/24 (f)	3,100	2,649,663

	Eastern Michigan University, General Revenue Refunding Bonds,
	6%, 6/01/10 (b)(g)	590	629,388

	Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)	HDA	Housing Development Authority
COP	Certificates of Participation	M/F	Multi-Family
GO	General Obligation Bonds

BlackRock MuniYield Michigan Insured Fund, Inc.
Schedule of Investments October 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Eastern Michigan University, General Revenue Refunding Bonds,
6%, 6/01/20 (g)	$ 435	$ 448,911

Eastern Michigan University Revenue Bonds, Series B, 5.60%,
6/01/10 (b)(d)	1,500	1,574,730

Eastern Michigan University Revenue Bonds, Series B, 5.625%,
6/01/10 (b)(d)	1,310	1,375,762

Eaton Rapids, Michigan, Public Schools, School Building and Site, GO, 5.25%,
5/01/20 (a)	1,325	1,347,763

Eaton Rapids, Michigan, Public Schools, School Building and Site, GO, 5.25%,
5/01/21 (a)	1,675	1,692,520

Flint, Michigan, Hospital Building Authority, Revenue Refunding Bonds
(Hurley Medical Center), Series A, 5.375%, 7/01/20 (f)	615	463,974

Flint, Michigan, Hospital Building Authority, Revenue Refunding Bonds
(Hurley Medical Center), Series A, 6%, 7/01/20 (f)	1,375	1,104,359

Frankenmuth, Michigan, School District, GO, 5.75%, 5/01/10 (b)(d)	1,000	1,050,790

Gibraltar, Michigan, School District, GO (School Building and Site),
5%, 5/01/14 (b)(d)	2,940	3,155,414

Gibraltar, Michigan, School District, GO (School Building and Site),
5%, 5/01/28 (d)	710	667,861

Grand Blanc, Michigan, Community Schools, GO, 5.625%, 5/01/20 (c)(d)	1,100	1,113,134

Grand Rapids, Michigan, Building Authority Revenue Bonds, Series A, 5.50%,
10/01/12 (b)(g)	1,035	1,125,521

Grand Valley State University, Michigan, Revenue Bonds, 5.50%,
2/01/18 (c)(d)	2,070	2,080,495

Greater Detroit Resource Recovery Authority, Michigan, Revenue Refunding
Bonds, Series A, 6.25%, 12/13/08 (g)	11,250	11,303,212

Gull Lake, Michigan, Community School District, School Building and Site,
GO, 5%, 5/01/14 (a)(b)	5,625	6,037,144

Harper Woods, Michigan, City School District, School Building and Site, GO,
Refunding, 5%, 5/01/14 (b)(d)	4,345	4,663,358

Harper Woods, Michigan, City School District, School Building and Site, GO,
Refunding, 5%, 5/01/34 (d)	430	389,791

Hartland, Michigan, Consolidated School District, GO, 6%, 5/01/10 (b)(d)	6,825	7,196,689

Jenison, Michigan, Public Schools, School Building and Site, GO,
5.50%, 5/01/19 (c)(d)	1,575	1,598,987

Kent, Michigan, Hospital Finance Authority, Hospital Revenue Refunding
Bonds (Butterworth Hospital), Series A, 7.25%, 1/15/13 (c)	3,365	3,621,379

Kent, Michigan, Hospital Finance Authority Revenue Bonds (Spectrum
Health), Series A, 5.50%, 7/15/11 (b)(c)	3,000	3,222,840

Lansing, Michigan, Building Authority, GO, Series A,
5.375%, 6/01/13 (b)(c)	1,510	1,645,568

Michigan Higher Education Facilities Authority, Limited Obligation Revenue
Bonds (Hillsdale College Project), 5%, 3/01/35	1,875	1,528,481

Michigan Higher Education Facilities Authority, Limited Obligation Revenue
Refunding Bonds (College for Creative Studies), 5.85%,
6/01/12 (b)	1,235	1,338,826

BlackRock MuniYield Michigan Insured Fund, Inc.
Schedule of Investments October 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Michigan Higher Education Facilities Authority, Limited Obligation Revenue
Refunding Bonds (College for Creative Studies), 5.90%,
6/01/12 (b)	$ 1,145	$ 1,243,184

Michigan Higher Education Facilities Authority, Limited Obligation Revenue
Refunding Bonds (Hope College), Series A, 5.90%, 4/01/32	2,250	1,851,165

Michigan Higher Education Student Loan Authority, Student Loan Revenue
Bonds, AMT, Series XVII-B, 5.40%, 6/01/18 (g)	2,500	2,292,100

Michigan Higher Education Student Loan Authority, Student Loan Revenue
Bonds, AMT, Series XVII-Q, 5%, 3/01/31 (g)	3,000	2,208,330

Michigan Municipal Bond Authority Revenue Bonds (Local Government Loan
Program), Group A, 5.50%, 11/01/20 (g)	1,065	1,068,589

Michigan State Building Authority, Revenue Refunding Bonds (Facilities
Program), Series I, 5.50%, 10/15/10 (a)	7,250	7,575,308

Michigan State Building Authority, Revenue Refunding Bonds (Facilities
Program), Series I, 5.50%, 10/15/11 (a)	15,030	15,825,839

Michigan State Building Authority, Revenue Refunding Bonds (Facilities
Program), Series I, 5.50%, 10/15/18 (c)	2,500	2,607,050

Michigan State Building Authority, Revenue Refunding Bonds (Facilities
Program), Series II, 5%, 10/15/29 (c)	3,500	3,246,845

Michigan State, COP, 5.40%, 6/01/22 (e)(g)(h)	3,000	1,445,160

Michigan State, HDA, Limited Obligation M/F Housing Revenue Bonds
(Deaconess Towers Apartments), AMT, 5.25%, 2/20/48 (i)	1,000	741,120

Michigan State, HDA, Limited Obligation M/F Housing Revenue Bonds
(Williams Pavilion Apartments), AMT, 4.75%, 4/20/37 (i)	4,050	2,730,024

Michigan State, HDA, Rental Housing Revenue Bonds, AMT, Series A, 5.30%,
10/01/37 (c)	200	154,232

Michigan State Hospital Finance Authority, Hospital Revenue Bonds
(Mid-Michigan Obligation Group), Series A, 5.50%, 4/15/18 (g)	2,530	2,546,268

Michigan State Hospital Finance Authority, Hospital Revenue Refunding
Bonds (Crittenton Hospital), Series A, 5.625%, 3/01/27	2,200	1,931,182

Michigan State Hospital Finance Authority, Hospital Revenue Refunding
Bonds (Oakwood Obligated Group), Series A, 5%, 7/15/25	4,100	3,309,684

Michigan State Hospital Finance Authority, Hospital Revenue Refunding
Bonds (Oakwood Obligated Group), Series A, 5%, 7/15/37	630	457,367

Michigan State Hospital Finance Authority, Hospital Revenue Refunding
Bonds (Sparrow Obligated Group), 5%, 11/15/31	3,100	2,378,258

Michigan State Hospital Finance Authority Revenue Bonds (McLaren Health
Care Corporation), Series C, 5%, 8/01/35	1,000	781,470

Michigan State Hospital Finance Authority Revenue Bonds (Mid-Michigan
Obligor Group), Series A, 5%, 4/15/36	1,750	1,306,883

Michigan State Hospital Finance Authority Revenue Bonds (Trinity Health
Credit Group), Series A, 6.25%, 12/01/28	930	909,159

Michigan State Hospital Finance Authority Revenue Bonds (Trinity Health
Credit Group), Series A, 6.50%, 12/01/33	1,000	984,140

Michigan State Hospital Finance Authority, Revenue Refunding Bonds
(Ascension Health Credit), Series A, 6.25%, 11/15/09 (b)(c)	2,500	2,623,325

Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Henry
Ford Health System), Series A, 5.25%, 11/15/46	2,500	1,860,450

BlackRock MuniYield Michigan Insured Fund, Inc.
Schedule of Investments October 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Michigan State Hospital Finance Authority, Revenue Refunding Bonds
(McLaren Health Care Corporation), 5.75%, 5/15/38	$ 4,500	$ 4,016,070

Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Saint
John Hospital), Series A, 6%, 5/15/13 (e)(g)	3,000	3,087,690

Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Trinity
Health Credit Group), Series A, 6%, 12/01/20	2,200	2,205,368

Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Trinity
Health Credit Group), Series A, 6%, 12/01/27 (g)	6,400	6,195,008

Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Trinity
Health Credit Group), Series C, 5.375%, 12/01/23	1,000	957,600

Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Trinity
Health Credit Group), Series C, 5.375%, 12/01/30	3,755	3,397,411

Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Trinity
Health Credit Group), Series D, 5%, 8/15/34	3,100	2,555,144

Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds
(Detroit Edison Company Pollution Control Project), AMT, Series A, 5.55%,
9/01/29 (c)	10,250	8,534,253

Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds
(Detroit Edison Company Pollution Control Project), Series AA, 6.95%,
5/01/11 (c)(d)	6,000	6,379,680

Monroe County, Michigan, Economic Development Corporation, Limited
Obligation Revenue Refunding Bonds (Detroit Edison Co. Project), Series AA,
6.95%, 9/01/22 (c)(d)	15,000	16,458,600

Montrose Township, Michigan, School District, GO, 6.20%, 5/01/17 (c)	1,000	1,113,750

Muskegon Heights, Michigan, Water System Revenue Bonds, Series A, 5.625%,
11/01/10 (b)(c)	1,830	1,943,954

Norway Vulcan, Michigan, Area Schools, GO, 5.90%, 5/01/09 (b)(d)	1,100	1,123,419

Oak Park, Michigan, Street Improvement, GO, 5%, 5/01/30 (c)	500	465,130

Orchard View, Michigan, Schools, School Building and Site, GO,
5%, 11/01/13 (b)(c)	5,320	5,736,290

Pennfield, Michigan, School District, School Building and Site, GO,
5%, 5/01/14 (b)(d)	1,370	1,470,380

Reed, Michigan, City Public Schools, School Building and Site, GO, 5%,
5/01/14 (a)(b)	1,425	1,529,410

Saginaw, Michigan, Hospital Finance Authority, Revenue Refunding Bonds
(Covenant Medical Center), Series E, 5.625%, 7/01/13 (c)	2,500	2,518,150

Saginaw Valley State University, Michigan, General Revenue Refunding
Bonds, 5%, 7/01/24 (c)(d)	2,100	1,894,389

Saint Clair County, Michigan, Economic Revenue Refunding Bonds (Detroit
Edison Co. Project), Series AA, 6.40%, 8/01/24 (g)	17,800	18,188,752

South Haven, Michigan, Public Schools, GO, 5%, 5/01/13 (a)(b)	1,350	1,448,753

Southfield, Michigan, Library Building Authority, GO,
5.50%, 5/01/10 (b)(c)	1,300	1,361,269

	BlackRock MuniYield Michigan Insured Fund, Inc.
	Schedule of Investments October 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value

	Southfield, Michigan, Public Schools, School Building and Site, GO,
	Series A, 5%, 5/01/14 (a)(b)	$ 3,500	$ 3,722,250

	Sparta, Michigan, Area Schools, School Building and Site, GO,
	5%, 5/01/14 (b)(d)	1,325	1,422,083

	Thornapple Kellogg School District, Michigan, GO, Refunding,
	5%, 5/01/32 (c)	2,500	2,293,075

	Waverly, Michigan, Community School, GO, 5.50%, 5/01/10 (b)(d)	1,100	1,148,686

	Wayne Charter County, Michigan, Airport Revenue Bonds (Detroit
	Metropolitan Wayne County), AMT, Series A, 5.375%, 12/01/15 (c)	10,660	10,177,209

	Wayne Charter County, Michigan, Detroit Metropolitan Airport, GO, Airport
	Hotel, Series A, 5%, 12/01/30 (c)	1,750	1,609,475

	Wayne County, Michigan, Airport Authority Revenue Bonds (Detroit
	Metropolitan Wayne County Airport), AMT, 5.25%, 12/01/25 (c)	7,525	6,210,985

	Wayne County, Michigan, Airport Authority Revenue Bonds (Detroit
	Metropolitan Wayne County Airport), AMT, 5.25%, 12/01/26 (c)	6,300	5,156,172

	Wayne County, Michigan, Airport Authority Revenue Bonds (Detroit
	Metropolitan Wayne County Airport), AMT, 5%, 12/01/34 (c)	9,160	6,734,982

	Wayne County, Michigan, Airport Authority, Revenue Refunding Bonds, AMT,
	5.75%, 12/01/25 (j)	4,000	3,527,680

	Wayne County, Michigan, Airport Authority, Revenue Refunding Bonds, AMT,
	5.75%, 12/01/26 (j)	1,000	873,750

	Wayne County, Michigan, Airport Authority, Revenue Refunding Bonds, AMT,
	5.375%, 12/01/32 (j)	8,700	6,983,751

	West Bloomfield, Michigan, School District, GO, Refunding,
	5.50%, 5/01/17 (c)(d)	1,710	1,796,423

	West Bloomfield, Michigan, School District, GO, Refunding,
	5.50%, 5/01/18 (c)(d)	1,225	1,272,751

	Zeeland, Michigan, Public Schools, School Building and Site, GO,
	5%, 5/01/29 (c)	1,600	1,504,240

			341,442,611

Puerto Rico - 4.5%	Puerto Rico Commonwealth Highway and Transportation Authority, Highway
	Revenue Refunding Bonds, Series CC, 5.50%, 7/01/31 (j)	4,000	3,744,200

	Puerto Rico Housing Financing Authority, Capital Funding Program,
	Subordinate Revenue Refunding Bonds, 5.125%, 12/01/27	2,000	1,869,600

	Puerto Rico Public Buildings Authority, Government Facilities Revenue
	Refunding Bonds, Series M-3, 6%, 7/01/27	2,100	2,046,933

	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Refunding
	Bonds, Series A, 5.20%, 8/01/43 (c)(h)	12,500	1,164,500

	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Refunding
	Bonds, Series A, 4.99%, 8/01/46 (c)(h)	20,000	1,507,000

			10,332,233

	Total Municipal Bonds - 151.8%		351,774,844

	BlackRock MuniYield Michigan Insured Fund, Inc.
	Schedule of Investments October 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds Transferred to Tender Option Bond Trusts (k)	(000)	Value

Michigan - 12.2%	Lakewood, Michigan, Public Schools, School Building and Site, GO,
	5%, 5/01/37 (a)	$ 6,775	$ 6,071,706

	Portage, Michigan, Public Schools, School Building and Site, GO,
	5%, 5/01/31 (a)	4,650	4,289,997

	Saginaw Valley State University, Michigan, Revenue Refunding Bonds,
	5%, 7/01/31 (a)	7,500	6,916,575

	Wayne State University, Michigan, University Revenue Refunding Bonds,
	5%, 11/15/35 (a)	12,207	11,022,700

	Total Municipal Bonds Transferred to Tender Option
	Bond Trusts - 12.2%		28,300,978

	Total Long-Term Investments (Cost - $401,847,194) - 164.0%		380,075,822

	Short-Term Securities	Shares

	CMA Michigan Municipal Money Fund, 1.24% (l)(m)	5,076,014	5,076,014

	Total Short-Term Securities (Cost - $5,076,014) - 2.2%		5,076,014

	Total Investments (Cost - $406,923,208*) - 166.2%		385,151,836
	Other Assets Less Liabilities - 3.3%		7,750,834
	Liability for Trust Certificates, Including Interest Expense and Fees
	Payable - (7.1)%		(16,412,454)
	Preferred Shares, at Redemption Value - (62.4)%		(144,722,591)
	Net Assets Applicable to Common Shares - 100.0%	$ 231,767,625

* The cost and unrealized appreciation (depreciation) of investments as of October 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 389,160,408
Gross unrealized appreciation	$ 7,249,625
Gross unrealized depreciation	(27,448,197)
Net unrealized depreciation	$ (20,198,572)

(a)	FSA Insured.

(b)	U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	MBIA Insured.

(d)	FGIC Insured.

(e)	Security is collateralized by Municipal or U.S. Treasury Obligations.

(f)	ACA Insured.

(g)	AMBAC Insured.

(h)	Represents a zero-coupon bond. Rate shown reflects the effective yield at the time of purchase.

(i)	GNMA Collateralized.

(j)	Assured Guaranty Insured.

(k)	Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(l)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Affiliate	Net Activity	Income
	CMA Michigan Municipal Money Fund	508,481	$44,541
(m)	Represents the current yield as of report date.

BlackRock MuniYield Michigan Insured Fund, Inc.

Schedule of Investments October 31, 2008 (Unaudited)

  Effective August 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
  Level 1 - price quotations in active markets/exchanges for identical securities
  Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
  Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of October 31, 2008 in determining the fair valuation of the Fund's investments:

Valuation	Investments in
Inputs	Securities

Level 1	$ 5,076,014
Level 2	380,075,822
Level 3	-

Total	$ 385,151,836

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule
30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-
3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Michigan Insured Fund, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock MuniYield Michigan Insured Fund, Inc.

Date: December 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Michigan Insured Fund, Inc.

Date: December 19, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Michigan Insured Fund, Inc.

Date: December 19, 2008